Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (2)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	TSR (3)	Peer Group TSR (3) (4)	Net Income (Loss) (In thousands) (5)	Company-Selected Measure: Revenue (In thousands) (6)
2023	N/A	N/A	$5,316,798	$4,739,223	$1,367,151	$1,089,247	$100.43	$92.91	$(66,427)	$143,271
2022	$4,729,170	$5,402,825	N/A	N/A	$1,795,669	$1,727,067	$112.48	$125.24	$(139,805)	$161,759
2021	$2,249,907	$7,321,384	N/A	N/A	$1,005,796	$2,886,005	$230.35	$185.83	$(8,908)	$119,156
2020	$1,478,511	$6,469,889	N/A	N/A	$1,432,993	$4,369,889	$246.54	$182.96	$1,983	$48,087

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	For the year 2023, Roderick de Greef served as our PEO (the "Second PEO"). For the years of 2022, 2021, and 2020, Michael Rice served as our PEO (the "First PEO"). Our Non-PEO NEOs for each fiscal year presented were as follows:

Year	Non-PEO NEOs During Each Year
2023	Aby J. Mathew, Troy Wichterman, Geraint Phillips, Karen Foster
2022	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Karen Foster
2021	Aby J. Mathew, Roderick de Greef, Troy Wichterman, Marcus Schulz
2020	Aby J. Mathew, Roderick de Greef, Karen Foster, Todd Berard

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019 through December 31 of the indicated year assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Our TSR-peer group consists of the 20 bioprocessing, life sciences, and biotechnology companies presented within the “Compensation discussion and analysis” section above. The cumulative peer group TSR is computed in the same manner as Company TSR.
(4)For the year ended December 31, 2023, the Company updated its peer group from the peer group utilized during the year ended December 31, 2022. The Company utilized a compensation consultant, FW Cook, to determine its peer group and noted that, due to the growth the Company experienced in addition to changes in ownership of some of the companies within the 2022 peer group, the peer group needed to be updated to more accurately reflect the Company's operational structure and results. The new Peer Group TSR displayed is therefore different from our prior year Proxy statement. The old Peer Group TSR presented for the years ended December 31, 2023, 2022, 2021, and 2020 were $68.47, $80.61, $141.37, and $145.13, respectively.

PEO Total Compensation Amount	$ 5,316,798	$ 4,729,170	$ 2,249,907	$ 1,478,511
PEO Actually Paid Compensation Amount	$ 4,739,223	5,402,825	7,321,384	6,469,889
Adjustment To PEO Compensation, Footnote	The CAP amounts presented here reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC.

	FY 2023
Adjustments to Summary Compensation Table amounts to CAP amounts(a)	Second PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	$5,316,798	$1,367,151
Summary Compensation Table grant date FV of option awards and stock awards granted in fiscal year	(4,588,883)	(936,701)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,418,439	936,701
Vesting date FV of awards granted in fiscal year and vested in same fiscal year	4,999	48,726
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	(172,434)	(249,312)
Change in FV of awards granted in prior years vested in the covered fiscal year	(239,696)	(77,318)
Total Compensation Actually Paid	$4,739,223	$1,089,247

Non-PEO NEO Average Total Compensation Amount	$ 1,367,151	1,795,669	1,005,796	1,432,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,089,247	1,727,067	2,886,005	4,369,889
Adjustment to Non-PEO NEO Compensation Footnote	The CAP amounts presented here reflect the following adjustments to compensation reported within the Summary Compensation Table as required by the SEC.

	FY 2023
Adjustments to Summary Compensation Table amounts to CAP amounts(a)	Second PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	$5,316,798	$1,367,151
Summary Compensation Table grant date FV of option awards and stock awards granted in fiscal year	(4,588,883)	(936,701)
FV at year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,418,439	936,701
Vesting date FV of awards granted in fiscal year and vested in same fiscal year	4,999	48,726
Change in FV of awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	(172,434)	(249,312)
Change in FV of awards granted in prior years vested in the covered fiscal year	(239,696)	(77,318)
Total Compensation Actually Paid	$4,739,223	$1,089,247

Compensation Actually Paid vs. Total Shareholder Return	Chart 1: Compensation Actually Paid versus Company TSR and new peer-group TSR
Compensation Actually Paid vs. Net Income	Chart 2: Compensation Actually Paid versus GAAP Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Chart 3: Compensation Actually Paid versus Revenue
Total Shareholder Return Vs Peer Group	Chart 1: Compensation Actually Paid versus Company TSR and new peer-group TSR
Tabular List, Table
Financial Performance Measures
The following list includes the financial performance measures that, in our assessment, represent the most important financial performance measures used by us to link CAP to our NEOs for 2023 to our performance. The list below is not ranked.
1.Revenue
2.Adjusted Gross Margin (Non-GAAP)(1)
3.Adjusted EBITDA (Non-GAAP)(1)
4.Total Shareholder Return
(1) Adjusted Gross Margin and Adjusted EBITDA are non-GAAP metrics. For a reconciliation of these metrics to the most directly comparable GAAP measures, see the "Non-GAAP metric reconciliation tables" outlined within the Summary of 2023 performance measure and goals section of this proxy statement.

Total Shareholder Return Amount	$ 100.43	112.48	230.35	246.54
Peer Group Total Shareholder Return Amount	92.91	125.24	185.83	182.96
Net Income (Loss)	$ (66,427,000)	$ (139,805,000)	$ (8,908,000)	$ 1,983,000
Company Selected Measure Amount	143,271,000	161,759,000	119,156,000	48,087,000
PEO Name	Roderick de Greef	Michael Rice	Michael Rice
Additional 402(v) Disclosure	In our assessment, the Company-Selected Measure is revenue for each year presented, representing the most important financial performance measure used by us to link CAP to our NEOs to our performance.
Relationship between CAP and Performance Measures
In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between CAP to our First PEO, Second PEO, and average Non-PEO NEOs and our financial performance, in each case presented in the charts below: (1) TSR of BioLife Solutions, Inc., (2) Net Income (Loss), and (3) Revenue. The charts further provide a comparison of TSR of BioLife Solutions, Inc. and our selected peer group, in accordance with Item 402(v) requirements.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Gross Margin (Non-GAAP)(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Non-GAAP)(1)4.Total Shareholder Return(1) Adjusted Gross Margin and Adjusted EBITDA are non-GAAP metrics. For a reconciliation of these metrics to the most directly comparable GAAP measures, see the "Non-GAAP metric reconciliation tables" outlined within the Summary of 2023 performance measure and goals section of this proxy statement.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,588,883
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,418,439)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,434
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,999)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,696
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	936,701
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(936,701)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,312
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,726)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 77,318